INCOME TAXES (Schedule of Income (Loss) before Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment Reporting Information [Line Items]
Loss before income taxes	$ (95,081)	¥ (661,928)	¥ (491,339)	¥ (345,494)
Cayman Islands
Segment Reporting Information [Line Items]
Loss before income taxes	(62,194)	(432,971)	(166,710)	(162,884)
British Virgin Islands
Segment Reporting Information [Line Items]
Loss before income taxes	0	0	0	(3)
USA
Segment Reporting Information [Line Items]
Loss before income taxes	(625)	(4,350)	(4,058)	(4,703)
Hong Kong
Segment Reporting Information [Line Items]
Loss before income taxes	(1,173)	(8,166)	(7,740)	(10,922)
Japan
Segment Reporting Information [Line Items]
Loss before income taxes	(362)	(2,523)	(1,592)	(174)
Malta
Segment Reporting Information [Line Items]
Loss before income taxes	(37)	(257)	(7,949)	(4,321)
Curacao
Segment Reporting Information [Line Items]
Loss before income taxes	(3,260)	(22,698)	(12,752)	7,449
Cyprus
Segment Reporting Information [Line Items]
Loss before income taxes	(4)	(31)	(8)	(13)
Australia
Segment Reporting Information [Line Items]
Loss before income taxes	0	0	0	0
PRC
Segment Reporting Information [Line Items]
Loss before income taxes	$ (27,426)	¥ (190,932)	¥ (290,530)	¥ (169,923)